Bonds and money market funds	12 Months Ended
Nov. 30, 2021
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds and money market funds
6.	Bonds and money market funds

	2021	2020

Bonds	$12,553	$634
Money market funds	7,402	7,397

	$19,955	$8,031
As at November 30, 2021, bonds were
interest-bearing
financial assets with stated interest rates ranging from 0.5% to 3.9% (2020 – 2.2% to 4.1%) and had an average maturity of 2.26 years (2020 – 0.06 years).